Filed pursuant to Rule 497
File No. 333-149374

FS INVESTMENT CORPORATION

Supplement dated February 1, 2011

to

Prospectus dated May 17, 2010

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of FS Investment Corporation dated May 17, 2010, as previously supplemented and amended (as so supplemented and amended, the “Prospectus”).

You should carefully consider the “Risk Factors” beginning on page 29 of the Prospectus before you decide to invest in shares of our common stock.

Increase in Public Offering Price

On January 31, 2011, we determined to increase our public offering price from $10.65 to $10.70 per share. This increase in our public offering price to $10.70 per share was effective as of our February 1, 2011 semi-monthly closing and first applied to subscriptions received from January 18, 2011 through January 31, 2011. The purpose of this action was to ensure that our net asset value per share did not exceed our net offering price, as required by the Investment Company Act of 1940, as amended.

Status of Our Initial Public Offering

In our semi-monthly closing on November 16, 2010, we accepted subscriptions for 2,065,813 shares of our common stock at an average price per share of $10.44 for corresponding gross proceeds of $21,563,417. In our semi-monthly closing on December 1, 2010, we accepted subscriptions for 2,263,802 shares of our common stock at an average price per share of $10.46 for corresponding gross proceeds of $23,687,208. In our semi-monthly closing on December 16, 2010, we accepted subscriptions for 3,126,486 shares of our common stock at an average price per share of $10.40 for corresponding gross proceeds of $32,515,037. In our semi-monthly closing on January 3, 2011, we accepted subscriptions for 2,811,283 shares of our common stock at an average price per share of $10.59 for corresponding gross proceeds of $29,761,591. In our semi-monthly closing on January 18, 2011, we accepted subscriptions for 2,112,379 shares of our common stock at an average price per share of $10.56 for corresponding gross proceeds of $22,301,891. On December 1, 2010, we also issued 193,841 shares of our common stock through our distribution reinvestment plan at a price per share of $9.98 for corresponding gross proceeds of $1,933,560. On January 3, 2010, we also issued 108,552 shares of our common stock through our distribution reinvestment plan at a price per share of $10.12 for corresponding gross proceeds of $1,098,274. Additionally, pursuant to our share repurchase program, we purchased a total of 99,633 shares of our common stock on January 3, 2011 at a price of $9.59 per share for aggregate consideration of $954,979.

Since commencing our public offering on December 15, 2008, we have received and accepted, as of January 31, 2011, subscriptions for aggregate consideration of $472,046,111, including $1,000,008 contributed by principals of our investment adviser in February 2008.

Portfolio Update

As of December 31, 2010, our investment portfolio consisted of interests in 144 portfolio companies with an average annual EBITDA of approximately $294.5 million. As of December 31, 2010, the investments in our portfolio were purchased at an average price of 94.9% of par value, the weighted average credit rating of our portfolio was B2 based upon the Moody’s scale and our estimated gross annual portfolio yield was 8.5% based upon the purchase price of our investments. We intend to continue to add securities to our portfolio as our offering progresses. The following is our investment portfolio as of December 31, 2010:

Portfolio Company(a)	Industry	Date of Most Most Recent Purchase	Principal Amount (in thousands)(b)	Amortized Cost (in thousands)
Senior Secured Loans—First Lien—66.2%
1-800 Contacts, Inc., L+395, 3.8% LIBOR Floor, 3/4/15	Healthcare	May-10	$5,508	$5,233
Advance Pierre Foods, Inc., L+525, 1.8% LIBOR Floor, 9/29/16(c)	Consumer Staples	Sep-10	4,924	4,829
Airvana Network Solutions Inc., L+900, 2.0% LIBOR Floor, 8/27/14	Telecommunication Services	Aug-10	2,367	2,356
Alaska Communications Systems Holdings, Inc., L+400, 1.5% LIBOR Floor, 10/21/16	Telecommunication Services	Oct-10	3,683	3,647
Alliant Holdings LLC, L+500, 1.8% LIBOR Floor, 8/16/14(c)	Financials	Dec-10	2,000	2,020
Altegrity, Inc., L+600, 1.8% LIBOR Floor, 2/21/15(c)	Industrials	Aug-10	7,363	7,260
Amscan Holdings, Inc., L+525, 1.5% LIBOR Floor, 12/2/17(c)	Consumer Discretionary	Nov-10	6,923	6,869
AmWINS Group, Inc., L+250, 6/8/13(c)	Financials	Oct-09	949	797
Anchor Glass Container Corp., L+400, 2.0% LIBOR Floor, 3/1/16(c)	Industrials	Feb-10	3,416	3,386
Ardent Health Services LLC, L+500, 1.5% LIBOR Floor, 9/15/15(c)	Healthcare	Oct-10	7,302	7,229
Armstrong World Industries, Inc., L+350, 1.5% LIBOR Floor, 5/23/17(c)	Industrials	Nov-10	1,687	1,678
Aspect Software, Inc., L+450, 1.8% LIBOR Floor, 5/7/16(c)	Information Technology	May-10	1,985	1,967
Atlantic Broadband Finance, LLC, L+350, 1.5% LIBOR Floor, 11/29/15(c)	Telecommunication Services	Nov-10	1,338	1,331
Avaya Inc., L+350, 0.8% LIBOR Floor, 10/24/14(c)	Information Technology	Nov-10	9,925	9,170
BBHI Acquisition LLC, L+300, 1.5% LIBOR Floor, 12/14/17(c)	Telecommunication Services	Dec-10	2,064	2,043
Bentley Systems Inc., L+425, 1.5% LIBOR Floor, 11/24/16	Information Technology	Dec-10	1,789	1,771
Burger King Corp., L+450, 1.8% LIBOR Floor, 10/19/16(c)	Consumer Staples	Nov-10	6,529	6,547
Calumet Lubricants Co., LP, L+400, 1/3/15(c)	Energy	Aug-10	2,819	2,630
Canwest LP, L+700, 2.0% LIBOR Floor, 7/23/16(c)	Consumer Discretionary	Nov-10	7,828	7,754
CCC Information Services Inc., L+400, 1.5% LIBOR Floor, 11/11/15(c)	Information Technology	Dec-10	1,578	1,562
CDW Corp., L+500, 7/10/17(c)	Information Technology	Aug-10	5,584	4,978
Cedar Fair, LP, L+400, 1.5% LIBOR Floor, 12/15/16(c)	Consumer Discretionary	Jul-10	2,954	2,926
Cenveo Corp., L+475, 1.5% LIBOR Floor, 12/21/16(c)	Consumer Discretionary	Dec-10	6,667	6,600
Ceridian Corp., L+300, 11/9/14(c)	Industrials	Oct-10	7,456	6,780
Citgo Petroleum Corp., L+700, 2.0% LIBOR Floor, 6/24/17(c)	Energy	Aug-10	6,965	6,878
Clopay Ames True Temper Holding Corp., L+600, 1.8% LIBOR Floor, 9/30/16(c)	Consumer Discretionary	Dec-10	7,941	7,903
CMP Susquehanna Corp., L+200, 5/5/13(c)	Telecommunication Services	Dec-10	6,980	6,267
Contec LLC, L+475, 3.0% LIBOR Floor, 7/28/14(c)	Telecommunication Services	May-09	1,942	1,656
ConvaTec Inc., L+425, 1.5% LIBOR Floor, 12/22/16(c)	Healthcare	Dec-10	2,314	2,303
Corel Corp., L+400, 5/2/12	Information Technology	Aug-09	1,434	1,313
Cumulus Media Inc., L+375, 6/11/14(c)	Telecommunication Services	Oct-10	4,060	3,748
Custom Building Products, Inc., L+400, 1.8% LIBOR Floor, 3/1/15(c)	Materials	Mar-10	2,830	2,806
Data Device Corp., L+550, 1.8% LIBOR Floor, 12/23/16	Industrials	Dec-10	9,231	9,092
DEI Sales, Inc., L+550, 2.0% LIBOR Floor, 9/22/13	Consumer Discretionary	Nov-10	2,348	2,201
DineEquity, Inc., L+450, 1.5% LIBOR Floor, 10/19/17(c)	Consumer Staples	Oct-10	2,436	2,412
Dunkin’ Brands, Inc., L+425, 1.5% LIBOR Floor, 11/23/17(c)	Consumer Staples	Nov-10	2,500	2,488
Fairmount Minerals, Ltd., L+450, 1.8% LIBOR Floor, 8/5/16(c)	Materials	Oct-10	6,759	6,701
Fifth Third Processing Solutions LLC, L+400, 1.5% LIBOR Floor, 11/3/16(c)	Financials	Oct-10	3,731	3,695
First Data Corp., L+275, 9/24/14(c)	Information Technology	May-10	7,621	6,622
First Reserve Crestwood Holdings LLC, L+850, 2.0% LIBOR Floor, 10/3/16	Energy	Sep-10	4,500	4,413
Freescale Semiconductor, Inc., L+425, 12/1/16(c)	Industrials	Oct-10	7,437	7,076
General Chemical Corp., L+500, 1.8% LIBOR Floor, 10/6/15(c)	Materials	Nov-10	7,527	7,557
Getty Images, Inc., L+375, 1.5% LIBOR Floor, 11/7/16(c)	Consumer Discretionary	Nov-10	2,441	2,418
Global Tel Link Corp., L+550, 1.8% LIBOR Floor, 11/10/16(c)	Telecommunication Services	Dec-10	8,304	8,151
Goodman Global, Inc., L+400, 1.8% LIBOR Floor, 10/28/16(c)	Consumer Discretionary	Oct-10	1,814	1,796
Green Mountain Coffee Roasters, Inc., L+400, 1.5% LIBOR Floor, 12/16/16(c)	Consumer Staples	Nov-10	1,754	1,737
Green Tree Credit Solutions LLC, L+575, 2.3% LIBOR Floor, 12/18/15(c)	Financials	Jul-10	4,466	4,303
Grifols, SA , L+425, 1.8% LIBOR Floor, 6/4/16(c)	Healthcare	Oct-10	4,336	4,294
Hanger Orthopedic Group, Inc., L+375, 1.5% LIBOR Floor, 12/1/16(c)	Healthcare	Nov-10	1,944	1,935

Portfolio Company(a)	Industry	Date of Most Most Recent Purchase	Principal Amount (in thousands)(b)	Amortized Cost (in thousands)
Harbor Freight Tools USA, Inc., L+500, 1.5% LIBOR Floor, 12/22/17(c)	Consumer Discretionary	Dec-10	$9,929	$9,830
HarbourVest Partners LP, L+475, 1.5% LIBOR Floor, 12/17/16(c)	Financials	Dec-10	11,642	11,526
Harland Clarke Holdings Corp., L+250, 6/30/14(c)	Industrials	Jul-10	2,448	2,121
iHealth Technologies, Inc., L+600, 1.8% LIBOR Floor, 12/28/16	Healthcare	Dec-10	3,636	3,564
Infogroup, Inc., L+450, 1.8% LIBOR Floor, 7/1/16(c)	Consumer Discretionary	May-10	4,647	4,563
Intelsat Jackson Holdings SA, L+375, 1.5% LIBOR Floor, 4/2/18(c)	Telecommunication Services	Dec-10	5,638	5,609
Interactive Data Corp., L+500, 1.8% LIBOR Floor, 1/29/17(c)	Financials	Aug-10	6,716	6,651
Intralinks, Inc., L+425, 1.5% LIBOR Floor, 6/15/14	Information Technology	May-09	1,451	1,169
KIK Custom Products Inc., L+225, 5/31/14(c)	Consumer Staples	Mar-10	4,949	4,394
Knology, Inc., L+400, 1.5% LIBOR Floor, 10/15/16(c)	Consumer Discretionary	Sep-10	1,950	1,931
Lantiq Deutschland GmbH, L+700, 2.0% LIBOR Floor, 11/16/15(c)	Information Technology	Nov-10	5,993	5,879
MDA Info Products Ltd., L+550, 1.5% LIBOR Floor, 1/4/17	Information Technology	Dec-10	5,000	4,925
MedAssets, Inc., L+375, 1.5% LIBOR Floor, 11/22/16(c)	Healthcare	Nov-10	1,667	1,650
Michael Foods Group, Inc., L+450, 1.8% LIBOR Floor, 6/29/16(c)	Consumer Staples	Jun-10	2,536	2,490
Mosaic US Holdings Inc., L+275, 4/3/13	Consumer Discretionary	Oct-09	882	666
NBTY, Inc., L+450, 1.8% LIBOR Floor, 10/1/17(c)	Consumer Staples	Sep-10	2,212	2,191
NCO Group, Inc., L+500, 2.5% LIBOR Floor, 5/15/13(c)	Information Technology	Apr-10	3,303	3,283
New Development Holdings, LLC (Calpine), L+550, 1.5% LIBOR Floor, 7/3/17(c)	Utilities	Aug-10	5,558	5,486
OSI Restaurant Partners, LLC, L+225, 6/14/14(c)	Consumer Discretionary	Jul-10	5,638	4,968
Ozburn Hessey Holding Co., LLC, L+550, 2.0% LIBOR Floor, 4/8/16(c)	Industrials	Aug-10	6,230	6,198
Petco Animal Supplies, Inc., L+450, 1.5% LIBOR Floor, 11/24/17(c)	Consumer Discretionary	Nov-10	2,930	2,901
Protection One, Inc., L+425, 1.8% LIBOR Floor, 6/4/16(c)	Consumer Discretionary	Aug-10	4,402	4,375
RBS Worldpay, Inc., L+450, 1.8% LIBOR Floor, 10/15/17	Financials	Oct-10	1,538	1,523
Remy International, Inc., L+450, 1.8% LIBOR Floor, 12/17/13(c)	Consumer Discretionary	Dec-10	2,083	2,063
RepconStrickland, Inc., L+525, 3.3% LIBOR Floor, 2/19/13	Energy	Apr-10	3,925	3,595
Res-Care, Inc., L+550, 1.8% LIBOR Floor, 12/22/16	Consumer Discretionary	Dec-10	5,000	4,900
Revlon Consumer Products Corp., L+400, 2.0% LIBOR Floor, 3/11/15(c)	Consumer Discretionary	Jul-10	6,357	6,263
Reynolds & Reynolds Co., L+350, 1.8% LIBOR Floor, 4/21/17(c)	Information Technology	May-10	4,969	4,936
Reynolds Group Holdings Inc., L+446, 1.8% LIBOR Floor, 5/5/16(c)	Industrials	Nov-10	7,950	7,934
Rural/Metro Corp., L+425, 1.8% LIBOR Floor, 11/24/16(c)	Industrials	Nov-10	1,474	1,466
Sagittarius Restaurants LLC, L+550, 2.0% LIBOR Floor, 5/18/15	Consumer Discretionary	Aug-10	3,084	3,052
Savvis, Inc., L+500, 1.8% LIBOR Floor, 8/4/16(c)	Information Technology	Aug-10	7,382	7,230
SemGroup Corp., L+700, 1.5% LIBOR Floor, 11/30/12(c)	Energy	May-10	3,492	3,458
Sheridan Production Co., LLC, L+550, 2.0% LIBOR Floor, 4/20/17(c)	Energy	Aug-10	7,948	7,824
Sitel, LLC, L+550, 1/30/14(c)	Telecommunication Services	Dec-10	5,966	5,614
Six Flags Theme Parks, Inc., L+400, 1.5% LIBOR Floor, 6/30/16(c)	Consumer Discretionary	Dec-10	2,737	2,724
Smile Brands Group Inc., L+525, 1.8% LIBOR Floor, 12/21/17(c)	Healthcare	Dec-10	5,966	5,877
Smurfit-Stone Container Enterprises, Inc., L+475, 2.0% LIBOR Floor, 2/10/16	Industrials	Feb-10	6,965	6,905
Spansion, LLC, L+550, 2.0% LIBOR Floor, 2/9/15(c)	Information Technology	Dec-10	5,903	5,941
Sports Authority, Inc., L+600, 1.5% LIBOR Floor, 11/16/17(c)	Consumer Discretionary	Dec-10	8,000	7,783
Styron Sarl, L+575, 1.8% LIBOR Floor, 6/14/16(c)	Materials	Dec-10	7,897	7,812
Summit Materials Companies I, LLC, L+500, 1.5% LIBOR Floor, 12/31/15(c)	Materials	Dec-10	4,000	4,000
Swift Transportation Co., Inc., L+450, 1.5% LIBOR Floor, 12/21/16(c)	Industrials	Dec-10	4,545	4,500
Syniverse Holdings, Inc., L+375, 1.5% LIBOR Floor, 9/8/14(c)	Telecommunication Services	Dec-10	2,029	2,009
Targus Information Corp., L+525, 1.8% LIBOR Floor, 12/28/16	Information Technology	Dec-10	5,000	4,900
Telcordia Technologies Inc., L+500, 1.8% LIBOR Floor, 4/30/16(c)	Telecommunication Services	Nov-10	8,004	8,024
Texas Competitive Electric Holdings Co. LLC, L+350, 10/10/14(c)	Utilities	May-10	9,384	7,737
The Gymboree Corp., L+400, 1.5% LIBOR Floor, 11/23/17(c)	Consumer Discretionary	Nov-10	2,139	2,128
TNS, Inc., L+400, 2.0% LIBOR Floor, 11/18/15(c)	Telecommunication Services	Sep-10	1,317	1,317
Toys“R”Us, Inc., L+450, 1.5% LIBOR Floor, 8/17/16(c)	Consumer Discretionary	Oct-10	6,733	6,696
Trident Exploration Corp., L+950, 3.0% LIBOR Floor, 6/10/14(c)	Energy	Nov-10	8,960	8,904
Univar Inc., L+450, 1.8% LIBOR Floor, 6/30/17(c)	Materials	Oct-10	6,642	6,589
Universal Health Services, Inc., L+400, 1.5% LIBOR Floor, 11/15/16	Healthcare	Jul-10	5,000	4,930
Vertafore, Inc., L+500, 1.8% LIBOR Floor, 7/29/16(c)	Information Technology	Aug-10	6,910	6,827
WCP Exposition Services Operating Co. LLC, L+600, 3.0% LIBOR Floor, 8/29/11	Consumer Discretionary	Jun-09	539	244
Yell Group Plc, L+300, 7/31/14	Consumer Discretionary	Oct-09	804	675

Total Senior Secured Loans—First Lien			488,255	473,881

Portfolio Company(a)	Industry	Date of Most Most Recent Purchase	Principal Amount (in thousands)(b)	Amortized Cost (in thousands)
Senior Secured Loans—Second Lien—18.5%
Advance Pierre Foods, Inc., L+950, 1.8% LIBOR Floor, 9/29/17	Consumer Staples	Sep-10	$5,000	$4,864
Advantage Sales & Marketing Inc., L+775, 1.5% LIBOR Floor, 6/17/18(c)	Industrials	Dec-10	10,000	9,850
AMN Healthcare Services, Inc., L+1000, 1.8% LIBOR Floor, 9/1/16	Healthcare	Aug-10	10,000	9,716
AmWINS Group, Inc., L+550, 6/8/14	Financials	May-10	1,992	1,672
Attachmate Corp., L+675, 10/13/13(c)	Information Technology	Jan-10	5,000	4,358
Awesome Acquisition Co., L+500, 6/4/14	Consumer Discretionary	Oct-09	2,940	2,343
BNY ConvergEx Group, LLC, L+700, 1.8% LIBOR Floor, 12/17/17(c)	Information Technology	Dec-10	6,000	5,925
Carestream Health, Inc., L+525, 10/30/13(c)	Healthcare	Nov-10	8,000	7,723
Central Parking Systems, Inc., L+450, 11/22/14	Industrials	May-10	250	199
Datatel, Inc., L+825, 2.0% LIBOR Floor, 12/10/16	Information Technology	Dec-09	5,000	4,915
Dresser, Inc., L+575, 5/4/15(c)	Energy	Oct-10	7,405	6,980
Edwards Ltd., L+575, 11/30/14(c)	Industrials	May-10	2,305	2,062
FR Brand Acquisition Corp., L+625, 2/7/15(c)	Industrials	Nov-10	8,000	6,948
Goodman Global, Inc., L+700, 2.0% LIBOR Floor, 10/27/17(c)	Consumer Discretionary	Oct-10	7,000	6,863
Kronos Inc., L+575, 6/11/15(c)	Industrials	Nov-10	3,000	2,919
Roundy’s Supermarkets, Inc., L+800, 2.0% LIBOR Floor, 4/16/16(c)	Consumer Staples	Dec-10	10,000	10,106
Sedgwick CMS Holdings, L+750, 1.5% LIBOR Floor, 5/30/17	Industrials	Aug-10	500	500
Southern Pacific Resource Co., L+850, 2.0% LIBOR Floor, 12/22/15	Energy	Dec-10	10,000	9,700
TPF Generation Holdings (Tenaska Power Fund), LLC, L+425, 12/15/14(c)	Energy	Dec-10	9,170	8,329
Vertafore, Inc., L+825, 1.5% LIBOR Floor, 10/19/17(c)	Information Technology	Oct-10	10,000	9,902
Wm. Bolthouse Farms, Inc., L+750, 2.0% LIBOR Floor, 8/11/16(c)	Consumer Staples	Nov-10	8,384	8,384
Xerium Technologies, Inc., L+625, 2.0% LIBOR Floor, 5/25/15(c)	Materials	Dec-10	7,960	7,701

Total Senior Secured Loans—Second Lien			137,906	131,960

Senior Secured Bonds—4.2%
Allen Systems Group, Inc., 10.5%, 11/15/16	Information Technology	Dec-10	7,348	7,383
First Data Corp., 8.9%, 8/15/20(c)	Information Technology	Aug-10	4,300	4,232
Logan’s Roadhouse, Inc., 10.8%, 10/15/17	Consumer Discretionary	Sep-10	4,000	4,000
Nexstar Broadcasting Group, Inc., 8.9%, 4/15/17(c)	Telecommunication Services	Apr-10	5,000	4,971
Paetec Holding Corp., 8.9%, 6/30/17(c)	Telecommunication Services	Apr-10	4,680	4,809
Roofing Supply Group LLC, 8.6%, 12/1/17(c)	Industrials	Nov-10	800	800
Stallion Oilfield Services Ltd., 10.5%, 2/15/15	Energy	Aug-10	4,000	4,070

Total Senior Secured Bonds			30,128	30,265

Mezzanine Debt/Other—11.1%
Apidos CDO IV Class E, L+360, 10/27/18	Financials	May-10	2,000	1,051
Ares 2007 CLO 11A Class E, L+600, 10/11/21	Financials	Sep-10	4,775	3,028
Ares 2007 CLO 12X Class E, L+575, 11/25/20	Financials	Nov-10	2,252	1,743
Aspect Software, Inc., 10.6%, 5/15/17(c)	Information Technology	Apr-10	4,000	4,000
ATI Enterprises Inc., L+1100, 2.3% LIBOR Floor, 12/30/16	Consumer Discretionary	Jan-10	8,000	7,908
Aurora Diagnostics, LLC, 10.8%, 1/15/18	Healthcare	Dec-10	8,000	8,000
Base CLO I Class E, EURIBOR+500, 10/17/18	Financials	Mar-10	€1,500	960
Blue Mountain CLO III Class E, L+355, 3/17/21	Financials	May-10	$2,000	869
Bresnan Broadband Holdings LLC, 8.0%, 12/15/18(c)	Telecommunication Services	Dec-10	5,000	5,000
Cincinnati Bell Inc., 8.4%, 10/15/20(c)	Telecommunication Services	Oct-10	8,000	8,000
Franklin CLO 6A Class E, L+425, 8/9/19	Financials	Oct-10	1,919	1,133
Hughes Network Systems, LLC, 9.5%, 4/15/14	Telecommunication Services	Jul-10	2,000	2,072
Lightpoint CLO 2006 V Class D, L+365, 8/5/19	Financials	Sep-10	6,500	3,012
Lightpoint CLO 2007 VII Class D, L+400, 5/15/21	Financials	Sep-10	4,000	2,182
Mediacom Broadband LLC, 8.5%, 10/15/15	Consumer Discretionary	Aug-10	2,000	2,028
Mountain View CLO II Class Preferred 17.4%, 1/12/21	Financials	Dec-10	8,975	7,272
N.E.W. Customer Service Cos., Inc., L+750, 2.0% LIBOR Floor, 3/22/17(c)	Industrials	Mar-10	7,000	6,867
NBTY, Inc., 9.0%, 10/1/18	Consumer Staples	Sep-10	4,700	4,700
Octagon CDO 2007 1A Class Income, 38.1%, 8/25/21	Financials	Oct-10	4,000	2,774
Paetec Holding Corp., 9.9%, 12/1/18	Telecommunication Services	Nov-10	4,000	3,868
Univar Inc., 12.0%, 6/30/18	Materials	Dec-10	3,000	2,940

Total Mezzanine Debt/Other			93,621	79,408

TOTAL INVESTMENTS—100.0%				$715,514

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Denominated in U.S. Dollars unless otherwise noted.

(c)	Security is held within Broad Street Funding LLC and is pledged as collateral supporting the amounts outstanding under the amended and restated revolving credit facility with Deutsche Bank AG, New York Branch.

The tables below show portfolio investments that were sold or experienced a repayment in excess of 1% of a position’s value between November 12, 2010 and December 31, 2010.

Security	Original Cost	Disposition Price	Transaction Type
Cedar Fair, LP, 9.1%, 8/1/18	$1,972,260	$2,137,500	Sale
Dresser, Inc., L+575, 5/4/15	$1,380,000	$1,997,500	Sale
Edwards Ltd., L+200, 5/31/14	$1,238,400	$1,881,788	Sale
Harland Clarke Holdings Corp., L+250, 6/30/14	$3,044,936	$3,605,000	Sale
NCO Group, Inc., L+500, 2.5% LIBOR Floor, 5/15/13	$2,626,728	$2,926,875	Sale
Novelis Inc., L+375, 1.5% LIBOR Floor, 12/17/16	$3,255,049	$3,312,588	Sale
Paetec Corp., 8.9%, 6/30/17	$2,021,656	$2,100,000	Sale
SI Organization, Inc., 4.0%, 1.8% LIBOR Floor, 11/19/16	$2,475,000	$2,501,500	Sale
Transdigm, Inc., L+350, 1.5% LIBOR Floor, 12/1/16	$1,812,622	$1,844,502	Sale
Windstream Corp., 8.1%, 9/1/18	$1,687,216	$1,814,750	Sale

Security	Weighted Average Purchase Price(1)	Weighted Average Disposition Price(1)	Paydown Amount	Transaction Type
1-800 Contacts, Inc., L+395, 3.8% LIBOR Floor, 3/4/15	93.3%	100.0%	$187,732	Paydown
Advantage Sales & Marketing, Inc., L+700, 1.5% LIBOR Floor, 5/5/17	99.3%	100.0%	$7,000,000	Paydown
Airvana Network Solutions Inc., L+900, 2.0% LIBOR Floor, 8/27/14	99.5%	100.0%	$241,667	Paydown
Allen Systems Group, Inc., L+550, 3.0% LIBOR Floor, 10/19/13	101.3%	100.0%	$1,443,750	Paydown
Allen Systems Group, Inc., L+800, 3.0% LIBOR Floor, 2.0% PIK, 4/19/14	94.9%	109.0%	$4,076,375	Paydown
Atlantic Broadband Finance, LLC, L+350, 1.5% LIBOR Floor, 11/29/15	99.5%	100.0%	$48,214	Paydown
Canwest LP, L+700, 2.0% LIBOR Floor, 7/23/16	99.0%	100.0%	$277,921	Paydown
Caritor, Inc. (Keane Inc.), L+225, 6/4/13	76.4%	100.0%	$1,962,225	Paydown
CDW Corp., L+500, 7/10/17	87.8%	100.0%	$2,383,310	Paydown
Cedar Fair, LP, L+400, 1.5% LIBOR Floor, 12/15/16	99.0%	100.0%	$38,298	Paydown
Cincinnati Bell Inc., L+500, 1.5% LIBOR Floor, 6/10/17	97.8%	100.0%	$1,426,557	Paydown
Clopay Ames True Temper Holding Corp., L+600, 1.8% LIBOR Floor, 9/30/16	99.5%	100.0%	$100,521	Paydown
Columbian Chemicals Co., L+600, 3/16/13	62.0%	100.0%	$1,197,656	Paydown
Custom Building Products, Inc., L+400, 1.8% LIBOR Floor, 3/1/15	99.0%	100.0%	$56,818	Paydown
DEI Sales, Inc., L+550, 2.0% LIBOR Floor, 9/22/13	93.5%	100.0%	$151,977	Paydown
DineEquity, Inc., L+450, 1.5% LIBOR Floor, 10/19/17	99.0%	100.0%	$161,616	Paydown
Franklin CLO 6A Class E, L+425, 8/9/19	58.5%	100.0%	$45,887	Paydown
ILC Holdings, Inc., 11.5%, 6/30/14	100.0%	100.0%	$4,000,000	Paydown
Lantiq Deutschland GmbH, L+700, 2.0% LIBOR Floor, 11/16/15	98.1%	100.0%	$90,049	Paydown
Lincoln Industrial Corp., L+575, 1/9/15	91.0%	100.0%	$2,000,000	Paydown
LyondellBasell Industries NV, L+400, 1.5% LIBOR Floor, 4/30/16	99.0%	100.0%	$1,356,600	Paydown
McKechnie Aerospace Holdings, Inc., L+500, 5/11/15	92.3%	100.0%	$3,499,332	Paydown
Michael Foods Group, Inc., L+450, 1.8% LIBOR Floor, 6/29/16	98.0%	100.0%	$26,013	Paydown
New Development Holdings, LLC (Calpine), L+550, 1.5% LIBOR Floor, 7/3/17	98.6%	100.0%	$57,486	Paydown
OSI Restaurant Partners, LLC, L+225, 6/14/14	86.4%	100.0%	$337,281	Paydown
Protection One, Inc., L+425, 1.8% LIBOR Floor, 6/4/16	99.4%	100.0%	$105,629	Paydown
RepconStrickland, Inc., L+525, 3.3% LIBOR Floor, 2/19/13	89.0%	100.0%	$760,968	Paydown
Sagittarius Restaurants LLC, L+550, 2.0% LIBOR Floor, 5/18/15	98.9%	100.0%	$382,813	Paydown
SemGroup Corp., L+700, 1.5% LIBOR Floor, 11/30/12	98.4%	100.0%	$3,260,080	Paydown
Sirius Computer Solutions, Inc., L+600, 5/30/13	80.6%	100.0%	$5,000,000	Paydown
Styron Sarl, L+575, 1.8% LIBOR Floor, 6/14/16	98.8%	100.0%	$101,245	Paydown
Swift Transportation Co., Inc., L+600, 2.3% LIBOR Floor, 5/10/14	99.9%	100.0%	$5,000,000	Paydown
TNS, Inc., L+400, 2.0% LIBOR Floor, 11/18/15	100.0%	100.0%	$16,667	Paydown
Yell Group Plc, L+300, 7/31/14	76.3%	100.0%	$41,091	Paydown

(1)	As a percentage of par value.

Prospectus Summary and Management’s Discussion and Analysis of Financial Condition and Results of Operations

This supplement supplements and amends the sections of the Prospectus entitled, “Prospectus Summary—FS Investment Corporation,” “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Credit Facility,” “—Financial Condition, Liquidity and Capital Resources—Credit Facility” and “—Quantitative and Qualitative Disclosures about Market Risk” to include the following immediately after the disclosure in each such section regarding the second amendment to the credit facility:

On January 28, 2011, Broad Street and Deutsche Bank entered into an amended and restated credit facility, or the credit facility restatement, to convert the facility from a single-lender facility to a multi-lender, syndicated facility and name Deutsche Bank as administrative agent thereunder; to convert all of the outstanding Tranche B Commitment into a Tranche C Commitment in exchange for a conversion fee paid to Deutsche Bank; to join a new lender to the facility to be the sole lender under the Tranche C Commitment; and to set forth the relative rights and obligations of the administrative agent and the lenders thereunder. No other material terms of the facility changed in connection with the credit facility restatement.

On January 28, 2011, Broad Street and Deutsche Bank also entered into an amended and restated security agreement, or the security agreement restatement, to provide that Deutsche Bank will serve as administrative agent thereunder and to set forth the relative rights and obligations of the administrative agent and the lenders thereunder. No other material terms of the security agreement changed in connection with the security agreement restatement.

Management

This supplement further supplements and amends the section of the Prospectus entitled “Management—Committees of the Board of Directors” by adding the following thereto:

Nominating and Corporate Governance Committee

On January 13, 2011, our board of directors formed the nominating and corporate governance committee, which is currently composed of Messrs. Gravina, Harrow and Heller, a majority of whom are independent. Mr. Gravina serves as chairman of the nominating and corporate governance committee. The committee selects and nominates directors for election by our stockholders, selects nominees to fill vacancies on our board or a committee thereof, develops and recommends to our board a set of corporate governance principles and oversees the evaluation of our board and our management.